Condensed Consolidating Statement of Cash Flows (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$ 210,677	$ 237,049	$ 630,865	$ 564,846	$ 507,016
Cash flows from investing activities:
Capital expenditures	(36,274)	(60,560)	(140,956)	(117,638)	(109,329)
Acquisitions	(26,153)	(78,141)	(226,278)	(477,389)	(297,305)
Proceeds from disposition of assets and investments	4,750	2,100	5,438	6,648	6,053
Proceeds received from property insurance claims			210	4,222
(Increase) decrease in notes receivable		(544)	(448)	9	515
Net cash used in investing activities	(57,677)	(137,145)	(362,034)	(584,148)	(400,066)
Cash flows from financing activities:
Payment on revolving credit facility	(805,000)	(375,000)	(625,000)	(481,000)	(477,000)
Principal payments on long-term debt	(182)	(14,421)	(34,471)	(27,328)	(16,993)
Borrowings on long term debt	8,750
Proceeds received from senior credit facility term loans	598,500			599,250	450,000
Proceeds received from accounts receivable securitization program		9,000	9,000	175,000
Payments on accounts receivable securitization program	(175,000)	(9,000)	(9,000)
Debt issuance costs	(30,112)	(4,435)	(4,463)	(7,616)	(4,941)
Redemption of senior subordinated notes	(519,139)			(509,790)
Proceeds received from note offering	1,400,000	255,000	255,000
Distributions to non-controlling interest	(882)	(285)	(621)	(541)	(693)
Net cash used in financing activities	(1,903)	(104,347)	(264,357)	(73,563)	(28,641)
Effect of exchange rate changes in cash and cash equivalents	(192)	203	220	(1,112)	1,632
Net increase (decrease) in cash and cash equivalents	150,905	(4,240)	4,694	(93,977)	79,941
Cash and cash equivalents at beginning of period	26,188	21,494	21,494	115,471	35,530
Cash and cash equivalents at end of period	177,093	17,254	26,188	21,494	115,471
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities			604,940	537,085	484,240
Cash flows from investing activities:
Capital expenditures			(140,956)	(117,638)	(109,329)
Acquisitions			(226,278)	(477,389)	(297,305)
Proceeds from disposition of assets and investments			5,438	6,648	6,053
Proceeds received from property insurance claims			210	4,222
(Increase) decrease in notes receivable			(448)	9	515
Net cash used in investing activities			(362,034)	(584,148)	(400,066)
Cash flows from financing activities:
Proceeds received from revolving credit facility			495,000	563,000	495,000
Payment on revolving credit facility			(625,000)	(481,000)	(477,000)
Principal payments on long-term debt			(34,471)	(27,328)	(16,993)
Payment on senior credit facility					(247,500)
Proceeds received from senior credit facility term loans				599,250	450,000
Proceeds received from accounts receivable securitization program			9,000	175,000
Payments on accounts receivable securitization program			(9,000)
Debt issuance costs			(4,463)	(7,616)	(4,941)
Redemption of senior subordinated notes				(509,790)
Proceeds received from note offering			255,000
Distributions to non-controlling interest			(621)	(541)
Dividends (to) from parent			(393,700)	(446,744)	(252,925)
Contributions from (to) parent			69,822	89,967	49,187
Net cash used in financing activities			(238,433)	(45,802)	(5,865)
Effect of exchange rate changes in cash and cash equivalents			221	(1,112)	1,632
Net increase (decrease) in cash and cash equivalents			4,694	(93,977)	79,941
Cash and cash equivalents at beginning of period	25,688	20,994	20,994	114,971	35,030
Cash and cash equivalents at end of period			25,688	20,994	114,971
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Lamar Media [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities	165,269	158,778
Cash flows from investing activities:
Acquisitions	577
Proceeds received from property insurance claims		(78,141)
Investment in subsidiaries	(26,730)	5,161
Decrease in intercompany notes receivable	(181,089)	(127)
Net cash used in investing activities	(207,242)	(73,107)
Cash flows from financing activities:
Proceeds received from revolving credit facility	655,000	220,000
Payment on revolving credit facility	(805,000)	(375,000)
Principal payments on long-term debt		(14,421)
Payment on senior credit facility	(978,097)
Proceeds received from senior credit facility term loans	598,500
Debt issuance costs	(30,112)	(4,435)
Redemption of senior subordinated notes	(519,139)
Proceeds received from note offering	1,400,000	255,000
Dividends (to) from parent	(161,208)	(200,636)
Contributions from (to) parent	33,391	38,135
Net cash used in financing activities	193,335	(81,357)
Net increase (decrease) in cash and cash equivalents	151,362	4,314
Cash and cash equivalents at beginning of period	13,185	4,029	4,029
Cash and cash equivalents at end of period	164,547	8,343	13,185	4,029
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities	238,800	287,842
Cash flows from investing activities:
Capital expenditures	(34,770)
Acquisitions	(26,730)	(78,141)
Proceeds from disposition of assets and investments	4,750	2,100
Decrease in intercompany notes receivable		(417)
Net cash used in investing activities	(56,750)	(135,651)
Cash flows from financing activities:
Principal payments on long-term debt	(182)
Borrowings on long term debt	8,750
Debt issuance costs		(59,193)
Intercompany loan proceeds (payments)	3,808	(8,461)
Dividends (to) from parent	(226,745)	(230,068)
Contributions from (to) parent	26,730	78,141
Net cash used in financing activities	(187,639)	(160,388)
Net increase (decrease) in cash and cash equivalents	(5,589)	(8,197)
Cash and cash equivalents at beginning of period	8,278	11,655	11,655
Cash and cash equivalents at end of period	2,689	3,458	8,278	11,655
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Non-Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities	5,429	(2,208)
Cash flows from investing activities:
Capital expenditures	(1,504)
Net cash used in investing activities	(1,504)	(1,367)
Cash flows from financing activities:
Proceeds received from accounts receivable securitization program		9,000
Payments on accounts receivable securitization program	(175,000)	(9,000)
Debt issuance costs		(1,367)
Intercompany loan proceeds (payments)	177,281	3,300
Distributions to non-controlling interest	(882)	(285)
Net cash used in financing activities	1,399	3,015
Effect of exchange rate changes in cash and cash equivalents	(192)	203
Net increase (decrease) in cash and cash equivalents	5,132	(357)
Cash and cash equivalents at beginning of period	4,225	5,310	5,310
Cash and cash equivalents at end of period	9,357	4,953	4,225	5,310
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Reportable Legal Entities [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities	182,753	214,344
Cash flows from investing activities:
Capital expenditures	(36,274)	(60,560)
Acquisitions	(26,153)	(78,141)
Proceeds from disposition of assets and investments	4,750	2,100
Decrease in intercompany notes receivable		(544)
Net cash used in investing activities	(57,677)	(137,145)
Cash flows from financing activities:
Proceeds received from revolving credit facility	655,000	220,000
Payment on revolving credit facility	(805,000)	(375,000)
Principal payments on long-term debt	(182)	(14,421)
Borrowings on long term debt	8,750
Payment on senior credit facility	(978,097)
Proceeds received from senior credit facility term loans	598,500
Proceeds received from accounts receivable securitization program		9,000
Payments on accounts receivable securitization program	(175,000)	(9,000)
Debt issuance costs	(30,112)	(4,435)
Redemption of senior subordinated notes	(519,139)
Proceeds received from note offering	1,400,000	255,000
Distributions to non-controlling interest	(882)	(285)
Dividends (to) from parent	(161,208)	(200,636)
Contributions from (to) parent	33,391	38,135
Net cash used in financing activities	26,021	(81,642)
Effect of exchange rate changes in cash and cash equivalents	(192)	203
Net increase (decrease) in cash and cash equivalents	150,905	(4,240)
Cash and cash equivalents at beginning of period	25,688	20,994	20,994
Cash and cash equivalents at end of period	176,593	16,754	25,688	20,994
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Reportable Legal Entities [Member] | Lamar Media [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities			469,907	430,896	383,370
Cash flows from investing activities:
Acquisitions					3,750
Investment in subsidiaries			(226,278)	(498,226)	(301,055)
Decrease in intercompany notes receivable			3,787	30,034	(7,624)
(Increase) decrease in notes receivable			(448)	9	515
Net cash used in investing activities			(222,939)	(468,183)	(304,414)
Cash flows from financing activities:
Proceeds received from revolving credit facility			495,000	563,000	495,000
Payment on revolving credit facility			(625,000)	(481,000)	(477,000)
Principal payments on long-term debt			(34,471)	(27,297)	(16,993)
Payment on senior credit facility					(247,500)
Proceeds received from senior credit facility term loans				599,250	450,000
Debt issuance costs			(4,463)	(7,616)	(4,941)
Redemption of senior subordinated notes				(509,790)
Proceeds received from note offering			255,000
Intercompany loan proceeds (payments)				175,000
Dividends (to) from parent			(393,700)	(446,744)	(252,925)
Contributions from (to) parent			69,822	89,967	49,187
Net cash used in financing activities			(237,812)	(45,230)	(5,172)
Net increase (decrease) in cash and cash equivalents			9,156	(82,517)	73,784
Cash and cash equivalents at beginning of period	13,185	4,029	4,029	86,546	12,762
Cash and cash equivalents at end of period			13,185	4,029	86,546
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities			738,030	689,718	602,504
Cash flows from investing activities:
Capital expenditures			(136,696)	(113,259)	(104,325)
Acquisitions			(226,278)	(477,389)	(298,901)
Proceeds from disposition of assets and investments			5,438	3,839	6,053
Proceeds received from property insurance claims			210
Net cash used in investing activities			(357,326)	(586,809)	(397,173)
Cash flows from financing activities:
Principal payments on long-term debt				(31)
Intercompany loan proceeds (payments)			(702)	(24,688)
Dividends (to) from parent			(609,657)	(566,386)	(503,808)
Contributions from (to) parent			226,278	498,226	298,901
Net cash used in financing activities			(384,081)	(92,879)	(204,907)
Net increase (decrease) in cash and cash equivalents			(3,377)	10,030	424
Cash and cash equivalents at beginning of period	8,278	11,655	11,655	1,625	1,201
Cash and cash equivalents at end of period			8,278	11,655	1,625
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Reportable Legal Entities [Member] | Non-Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities			6,660	(17,143)	2,174
Cash flows from investing activities:
Capital expenditures			(4,260)	(4,379)	(5,004)
Acquisitions					(2,154)
Proceeds from disposition of assets and investments				2,809
Proceeds received from property insurance claims				4,222
Net cash used in investing activities			(4,260)	2,652	(7,158)
Cash flows from financing activities:
Proceeds received from accounts receivable securitization program			9,000	175,000
Payments on accounts receivable securitization program			(9,000)
Intercompany loan proceeds (payments)			(3,085)	(180,346)	7,624
Distributions to non-controlling interest			(621)	(541)	(693)
Contributions from (to) parent					2,154
Net cash used in financing activities			(3,706)	(5,887)	9,085
Effect of exchange rate changes in cash and cash equivalents			221	(1,112)	1,632
Net increase (decrease) in cash and cash equivalents			(1,085)	(21,490)	5,733
Cash and cash equivalents at beginning of period	4,225	5,310	5,310	26,800	21,067
Cash and cash equivalents at end of period			4,225	5,310	26,800
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Eliminations [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities	(226,745)	(230,068)	(609,657)	(566,386)	(503,808)
Cash flows from investing activities:
Proceeds received from property insurance claims		78,141
Investment in subsidiaries	26,730	(5,161)	226,278	498,226	301,055
Decrease in intercompany notes receivable	181,089		(3,787)	(30,034)	7,624
Net cash used in investing activities	207,819	72,980	222,491	468,192	308,679
Cash flows from financing activities:
Intercompany loan proceeds (payments)	(181,089)	5,161	3,787	30,034	(7,624)
Dividends (to) from parent	226,745	230,068	609,657	566,386	503,808
Contributions from (to) parent	(26,730)	(78,141)	(226,278)	(498,226)	(301,055)
Net cash used in financing activities	$ 18,926	$ 157,088	$ 387,166	$ 98,194	$ 195,129